Equity (Details) - BRL (R$) shares in Thousands, R$ in Thousands	1 Months Ended	12 Months Ended
	Oct. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Equity Explanatory [Abstract]
Capital shares		13,942,265	26,424,652
Increase in capital		R$ 3,000,000
capital amounts		R$ 1,587,985	R$ 699,811
Capital increases, description		For the year ended June 30,2021 there were two capital increases, as follows: (i) a public offering of 20,000,000 shares at a price of R$22.00 each for a total amount of R$ 440,000, conducted in Brazil in the over-the-counter market with placement efforts abroad, with issuance costs of R$17,186 recorded in equity in “Share issue costs,” net of tax effects of R$5,843 (Note 1.8); (ii) issuance of 20,272,707 common shares without par value, for a total amount of R$448,174, due to the exercise of warrants by the BrasilAgro founding shareholders (Note 1.9).
Preliminary shares received				5,215,385
Parties agreed shares		423,815
Settlement of contingency value, description		Consequently, the selling shareholders must return an additional number of shares and warrants on January 27, 2022, due to the settlement of a contingency valued at R$3,500.
Dividends, Description	On October 16, 2020, BrasilAgro approved the payment of dividends at the Annual Shareholders Meeting, which included minimum mandatory dividends of R$28,394 and additional dividends proposed of R$13,606. In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder, and will revert toBrasilAgro.
Minimum mandatory dividends	R$ 28,394
Dividends proposed	R$ 13,606
Foreign exchange rate differences, Description		At June 30, 2021, the effects from foreign exchange rate variation arising from the translation of the financial statements of companies located abroad amounted to (R$35,917) (R$76,463 at June 30, 2020), and the accumulated effect reached R$79,422 (R$115,339 at June 30, 2020).
Share repurchase programs, description		the Board of Directors meetings held on: (i) September 2, 2013; (ii) June 25, 2016; and, finally, (iii) the last Share Repurchase Program of the Company, approved at the Board of Directors meeting held on September 20, 2016, whose term of eighteen (18) months ended on March 21, 2018. Currently there is no Share Repurchase Program in force, and the number of treasury shares at June 30, 2021 is 3,185,087 that corresponds to R$40,085.